COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Cost Of Revenues [Abstract]
Disclosure of detailed information about cost of revenues
	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Cost of integrated POS devices sales	73,226	64,106	68,433
Cost of recurring revenue:
Cost of services	26,798	20,088	13,419
Cost of processing	107,447	88,285	65,346
	207,471	172,479	147,198